UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2024
Annual Report
to Shareholders
Investors Cash Trust
DWS Treasury Portfolio
Capital Shares

Contents

3	Portfolio Management Review
6	Portfolio Summary
7	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
25	Information About Your Fund’s Expenses
26	Tax Information
27	Other Information
28	Advisory Agreement Board Considerations and Fee Evaluation
32	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Treasury Portfolio — Capital Shares

Portfolio Management Review(Unaudited)
Market Overview and Fund Performance
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended March 31, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of March to three Fed rate cuts in 2024 with the first occurring in June.
Investment Objective
The Fund seeks to provide maximum current income consistent with stability of capital.

DWS Treasury Portfolio — Capital Shares	|	3

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of March 31, 2024, yields for one-month, six-month and one-year Treasury bills were 5.49%, 5.38% and 5.03%, respectively, versus 4.74%, 4.94% and 4.64%, respectively, as of March 31, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended March 31, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
Negative Contributors to Fund Performance
As we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
Outlook and Positioning
The Fed appears to be at the end of its latest rate hiking cycle, and the market is pricing in as many as three rate cuts before the end of 2024. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields. Our investment strategy seeks to

4	|	DWS Treasury Portfolio — Capital Shares

achieve a competitive yield for shareholders while we also look to maintain a strong liquidity profile under the current market conditions.
Portfolio Performance (as of March 31, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Treasury Portfolio — Capital Shares	5.18%*
Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding.
*	The 7-Day Current Yield would have been 5.05% had certain expenses not been reduced.
Please call your financial advisor for the most current yield information.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.

DWS Treasury Portfolio — Capital Shares	|	5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	3/31/24	3/31/23
Government & Agency Obligations	57%	39%
Repurchase Agreements	43%	61%
	100%	100%

Weighted Average Maturity	3/31/24	3/31/23
Investors Cash Trust — DWS Treasury Portfolio	28 days	20 days
iMoneyNet Money Fund AverageTM— Treasury & Repo Institutional*	39 days	4 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Treasury & Repo Institutional — Category includes institutional funds that may invest in
U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7. A quarterly Fact Sheet is available on dws.com or upon request.

6	|	DWS Treasury Portfolio — Capital Shares

Investment Portfolioas of March 31, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.4%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.814% (a), 3/20/2025	600,000	572,063
5.068% (a), 7/11/2024	6,500,000	6,408,845
5.09% (a), 7/25/2024	7,750,000	7,625,720
5.119% (a), 10/31/2024	5,000,000	4,850,649
5.126% (a), 7/5/2024	6,000,000	5,919,947
5.161% (a), 6/13/2024	6,000,000	5,938,072
5.162% (a), 10/31/2024	7,000,000	6,789,148
5.163% (a), 10/31/2024	5,000,000	4,849,362
5.166% (a), 8/29/2024	6,000,000	5,872,611
5.169% (a), 9/12/2024	7,000,000	6,837,430
5.192% (a), 8/29/2024	5,000,000	4,893,313
5.227% (a), 6/6/2024	10,000,000	9,905,492
5.252% (a), 6/6/2024	10,000,000	9,905,033
5.254% (a), 5/28/2024	12,000,000	11,901,533
5.27% (a), 7/9/2024	10,000,000	9,857,069
5.305% (a), 5/23/2024	10,000,000	9,924,419
5.306% (a), 4/30/2024	13,000,000	12,945,199
5.314% (a), 4/2/2024	20,000,000	19,997,088
5.329% (a), 5/30/2024	10,000,000	9,913,860
5.354% (a), 4/18/2024	10,000,000	9,975,062
5.356% (a), 5/2/2024	7,000,000	6,968,155
5.359% (a), 4/23/2024	5,000,000	4,983,850
5.375% (a), 4/25/2024	7,000,000	6,975,262
5.411% (a), 4/11/2024	8,000,000	7,988,141
5.424% (a), 4/18/2024	5,000,000	4,987,368
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.225% (b), 4/30/2024	35,000,000	34,998,462
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.337% (b), 7/31/2024	70,000,000	70,009,988
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.44% (b), 10/31/2024	20,000,000	20,003,249
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.5% (b), 1/31/2025	6,000,000	6,006,052
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.541% (b), 7/31/2025	15,000,000	14,991,972
Total Government & Agency Obligations (Cost $342,794,414)		342,794,414
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Capital Shares	|	7

	Principal Amount ($)	Value ($)
Repurchase Agreements 43.2%
Barclays Bank PLC, 5.32%, dated 3/28/2024, to be repurchased at $31,118,384 on 4/1/2024 (c)	31,100,000	31,100,000
Citigroup Global Markets, Inc., 5.33%, dated 3/28/2024, to be repurchased at $20,612,200 on 4/1/2024 (d)	20,600,000	20,600,000
JPMorgan Securities, Inc., 5.32%, dated 3/28/2024, to be repurchased at $61,336,235 on 4/1/2024 (e)	61,300,000	61,300,000
Royal Bank of Canada:
5.32%, dated 3/28/2024, to be repurchased at $41,624,590 on 4/1/2024 (f)	41,600,000	41,600,000
5.32%, dated 3/28/2024, to be repurchased at $45,026,600 on 4/1/2024 (g)	45,000,000	45,000,000
Wells Fargo Bank, 5.32%, dated 3/28/2024, to be repurchased at $62,737,063 on 4/1/2024 (h)	62,700,000	62,700,000
Total Repurchase Agreements (Cost $262,300,000)		262,300,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $605,094,414)	99.6	605,094,414
Other Assets and Liabilities, Net	0.4	2,162,800
Net Assets	100.0	607,257,214

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of March 31, 2024.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,825,900	U.S. Treasury Notes	4.0	1/15/2027	31,722,020

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
21,427,600	U.S. Treasury Notes	0.5–4.0	12/15/2025–8/15/2026	21,424,054
The accompanying notes are an integral part of the financial statements.

8	|	DWS Treasury Portfolio — Capital Shares

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,300	U.S. Treasury Bonds	1.25–6.5	11/15/2026–11/15/2053	13,023
49,400	U.S. Treasury Floating Rate Notes	5.425	7/31/2025	49,795
66,527,600	U.S. Treasury Notes	0.375–5.0	9/15/2024–8/15/2033	62,463,090
102	U.S. Treasury Strips	Zero Coupon	2/15/2026–5/15/2048	93
Total Collateral Value				62,526,001

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,686,000	U.S. Treasury Notes	4.0	7/31/2030	42,450,746
15,100	U.S. Treasury Strips	Zero Coupon	11/15/2027–8/15/2046	6,351
Total Collateral Value				42,457,097

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,019,800	U.S. Treasury Notes	0.375–2.75	2/28/2025–5/15/2031	45,900,040

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,717,737	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2024–1/15/2034	63,954,000

STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Capital Shares	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$342,794,414	$—	$342,794,414
Repurchase Agreements	—	262,300,000	—	262,300,000
Total	$—	$605,094,414	$—	$605,094,414

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Treasury Portfolio — Capital Shares

Statement of Assets and Liabilities
as of March 31, 2024

Assets
Investments in securities, valued at amortized cost	$342,794,414
Repurchase agreements, valued at amortized cost	262,300,000
Cash	38,637
Receivable for Fund shares sold	2,742,047
Interest receivable	1,477,894
Other assets	41,490
Total assets	609,394,482
Liabilities
Payable for Fund shares redeemed	203,402
Distributions payable	1,675,453
Accrued Trustees' fees	7,561
Other accrued expenses and payables	250,852
Total liabilities	2,137,268
Net assets, at value	$607,257,214
Net Assets Consist of
Distributable earnings (loss)	(113,040)
Paid-in capital	607,370,254
Net assets, at value	$607,257,214
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($44,789 ÷ 44,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($273,218,532 ÷ 273,247,064 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Investment Class Shares
Net Asset Value, offering and redemption price per share ($225,852,359 ÷ 225,875,959 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS U.S. Treasury Money Fund Class S
Net Asset Value, offering and redemption price per share ($108,141,534 ÷ 108,152,801 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Capital Shares	|	11

Statement of Operations
for the year ended March 31, 2024

Investment Income
Income:
Interest	$35,677,610
Expenses:
Management fee	337,228
Administration fee	654,223
Services to shareholders	426,886
Distribution and service fees	907,509
Custodian fee	7,053
Professional fees	63,960
Reports to shareholders	59,723
Registration fees	88,648
Trustees' fees and expenses	30,763
Other	91,519
Total expenses before expense reductions	2,667,512
Expense reductions	(654,145)
Total expenses after expense reductions	2,013,367
Net investment income	33,664,243
Net realized gain (loss) from investments	(37,138)
Net increase (decrease) in net assets resulting from operations	$33,627,105
The accompanying notes are an integral part of the financial statements.

12	|	DWS Treasury Portfolio — Capital Shares

Statements of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$33,664,243	$15,953,899
Net realized gain (loss)	(37,138)	26,529
Net increase (decrease) in net assets resulting from operations	33,627,105	15,980,428
Distributions to shareholders:
Capital Shares	(2,216)	(1,079)
Institutional Shares	(17,033,723)	(9,021,955)
Investment Class Shares	(11,025,446)	(4,459,136)
DWS U.S. Treasury Money Fund Class S	(5,602,832)	(2,471,728)
Total distributions	(33,664,217)	(15,953,898)
Fund share transactions:
Proceeds from shares sold	2,230,263,450	5,414,376,284
Reinvestment of distributions	13,647,592	4,969,725
Payments for shares redeemed	(2,207,949,858)	(5,693,405,440)
Net increase (decrease) in net assets from Fund share transactions	35,961,184	(274,059,431)
Increase (decrease) in net assets	35,924,072	(274,032,901)
Net assets at beginning of period	571,333,142	845,366,043
Net assets at end of period	$607,257,214	$571,333,142

The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Capital Shares	|	13

Financial Highlights
DWS Treasury Portfolio — Capital Shares
	Years Ended March 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.051	.026	.000 *	.000 *	.018
Net realized gain (loss)	(.000 )*	.000 *	(.000 )*	.000 *	(.000 )*
Total from investment operations	.051	.026	.000 *	.000 *	.018
Less distributions from:
Net investment income	(.051)	(.026)	(.000 )*	(.000 )*	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.21	2.60	.03	.02	1.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.04	.04	.04	.04	.04
Ratio of expenses before expense reductions (%)	.33	.33	.30	.29	.29
Ratio of expenses after expense reductions (%)	.20	.20	.06	.11	.18
Ratio of net investment income (%)	5.09	2.58	.02	.02	1.80

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Treasury Portfolio — Capital Shares

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Investors Cash Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open end management investment company organized as a Massachusetts business trust.
DWS Treasury Portfolio (the “Fund” ) is a diversified series of the Trust that offers multiple classes of shares that include Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S. Certain detailed financial information for Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S is provided separately and is available upon request.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at

DWS Treasury Portfolio — Capital Shares	|	15

amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of March 31, 2024, the Fund held repurchase agreements with a gross value of $262,300,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2024, the Fund had net tax basis capital loss carryforwards of $110,620 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

16	|	DWS Treasury Portfolio — Capital Shares

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
At March 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,673,034
Capital loss carryforwards	$(110,620)
At March 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $605,094,414.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended March 31,
	2024	2023
Distributions from ordinary income*	$33,664,217	$15,953,898

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Treasury Portfolio — Capital Shares	|	17

assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.05%.
For the period from April 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Capital Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.20%.
The Advisor also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended March 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$55
Institutional Shares	410,690
Investment Class Shares	164,785
DWS U.S. Treasury Money Fund Class S	78,615
$654,145
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2024, the Administration Fee was $654,223, of which $52,390 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

18	|	DWS Treasury Portfolio — Capital Shares

servicing fee it receives from the Fund. For the year ended March 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Capital Shares	$56	$9
Institutional Shares	95,296	18,244
Investment Class Shares	155,900	26,049
DWS U.S. Treasury Money Fund Class S	64,263	10,270
	$315,515	$54,572
In addition, for the year ended March 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Institutional Shares	$14,067
Investment Class Shares	28,120
DWS U.S. Treasury Money Fund Class S	45,048
$87,235
Distribution and Service Fees. Under the Fund’s Investment Class Shares 12b-1 Plan, DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.25% of the average daily net assets of Investment Class Shares. For the year ended March 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Investment Class Shares	$579,288	$45,938
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) at an annual rate of 0.05% of the average daily net assets for the Institutional Shares and 0.07% of the average daily net assets for the Investment Class Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended March 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annual Rate
Institutional Shares	$166,020	$13,253.05%
Investment Class Shares	162,201	12,863.07%
	$328,221	$26,116

DWS Treasury Portfolio — Capital Shares	|	19

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,947, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,631,039,949	$1,631,039,949	4,910,642,569	$4,910,642,569
Investment Class Shares	532,415,770	532,415,770	466,448,142	466,448,142
DWS U.S. Treasury Money Fund Class S	66,805,431	66,805,431	37,283,139	37,283,139
Account maintenance fees	—	2,300	—	2,434
		$2,230,263,450		$5,414,376,284

20	|	DWS Treasury Portfolio — Capital Shares

	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	5,997,461	5,997,461	1,550,580	1,550,580
Investment Class Shares	2,149,126	2,149,126	989,981	989,981
DWS U.S. Treasury Money Fund Class S	5,498,800	5,498,800	2,428,073	2,428,073
		$13,647,592		$4,969,725
Shares redeemed
Institutional Shares	(1,613,353,334)	$(1,613,353,334)	(5,187,982,294)	$(5,187,982,294)
Investment Class Shares	(525,900,672)	(525,900,672)	(474,763,133)	(474,763,133)
DWS U.S. Treasury Money Fund Class S	(68,695,852)	(68,695,852)	(30,660,013)	(30,660,013)
		$(2,207,949,858)		$(5,693,405,440)
Net increase (decrease)
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	23,684,076	23,684,076	(275,789,145)	(275,789,145)
Investment Class Shares	8,664,224	8,664,224	(7,325,010)	(7,325,010)
DWS U.S. Treasury Money Fund Class S	3,608,379	3,608,379	9,051,199	9,051,199
Account maintenance fees	—	2,300	—	2,434
		$35,961,184		$(274,059,431)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to

DWS Treasury Portfolio — Capital Shares	|	21

implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

22	|	DWS Treasury Portfolio — Capital Shares

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Investors Cash Trust and Shareholders of DWS Treasury Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Treasury Portfolio (the “Fund” ) (one of the funds constituting Investors Cash Trust) (the “Trust” ), including the investment portfolio, as of March 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Investors Cash Trust) at March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Treasury Portfolio — Capital Shares	|	23

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
May 23, 2024

24	|	DWS Treasury Portfolio — Capital Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Capital Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Treasury Portfolio — Capital Shares	|	25

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Capital Shares
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,026.28
Expenses Paid per $1,000*	$1.01
Hypothetical 5% Fund Return	Capital Shares
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,024.00
Expenses Paid per $1,000*	$1.01

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Capital Shares	.20%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

26	|	DWS Treasury Portfolio — Capital Shares

Other Information (Unaudited)
Regulatory Update —Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Treasury Portfolio — Capital Shares	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Treasury Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

28	|	DWS Treasury Portfolio — Capital Shares

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Institutional Shares) was in the 2nd quartile and 4th quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Treasury Portfolio — Capital Shares	|	29

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Capital Shares (4th quartile), Institutional Shares (4th quartile), Investment Class Shares (4th quartile) and DWS U.S. Treasury Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

30	|	DWS Treasury Portfolio — Capital Shares

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Treasury Portfolio — Capital Shares	|	31

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

32	|	DWS Treasury Portfolio — Capital Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS Treasury Portfolio — Capital Shares	|	33

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

34	|	DWS Treasury Portfolio — Capital Shares

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS Treasury Portfolio — Capital Shares	|	35

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

36	|	DWS Treasury Portfolio — Capital Shares

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Treasury Portfolio — Capital Shares	|	37

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
ICT-CAP-2
(R-046068-9 5/24)

March 31, 2024
Annual Report
to Shareholders
Investors Cash Trust
DWS Treasury Portfolio
Institutional Shares

Contents

3	Portfolio Management Review
6	Portfolio Summary
7	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
26	Information About Your Fund’s Expenses
27	Tax Information
28	Other Information
29	Advisory Agreement Board Considerations and Fee Evaluation
33	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Treasury Portfolio — Institutional Shares

Portfolio Management Review(Unaudited)
Market Overview and Fund Performance
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended March 31, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of March to three Fed rate cuts in 2024 with the first occurring in June.
Investment Objective
The Fund seeks to provide maximum current income consistent with stability of capital.

DWS Treasury Portfolio — Institutional Shares	|	3

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of March 31, 2024, yields for one-month, six-month and one-year Treasury bills were 5.49%, 5.38% and 5.03%, respectively, versus 4.74%, 4.94% and 4.64%, respectively, as of March 31, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended March 31, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
Negative Contributors to Fund Performance
As we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
Outlook and Positioning
The Fed appears to be at the end of its latest rate hiking cycle, and the market is pricing in as many as three rate cuts before the end of 2024. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields. Our investment strategy seeks to

4	|	DWS Treasury Portfolio — Institutional Shares

achieve a competitive yield for shareholders while we also look to maintain a strong liquidity profile under the current market conditions.
Portfolio Performance (as of March 31, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Treasury Portfolio — Institutional Shares	5.21%*
Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding.
*	The 7-Day Current Yield would have been 5.06% had certain expenses not been reduced.
Please call your financial advisor for the most current yield information.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.

DWS Treasury Portfolio — Institutional Shares	|	5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	3/31/24	3/31/23
Government & Agency Obligations	57%	39%
Repurchase Agreements	43%	61%
	100%	100%

Weighted Average Maturity	3/31/24	3/31/23
Investors Cash Trust — DWS Treasury Portfolio	28 days	20 days
iMoneyNet Money Fund AverageTM— Treasury & Repo Institutional*	39 days	4 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Treasury & Repo Institutional — Category includes institutional funds that may invest in
U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7. A quarterly Fact Sheet is available on dws.com or upon request.

6	|	DWS Treasury Portfolio — Institutional Shares

Investment Portfolioas of March 31, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.4%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.814% (a), 3/20/2025	600,000	572,063
5.068% (a), 7/11/2024	6,500,000	6,408,845
5.09% (a), 7/25/2024	7,750,000	7,625,720
5.119% (a), 10/31/2024	5,000,000	4,850,649
5.126% (a), 7/5/2024	6,000,000	5,919,947
5.161% (a), 6/13/2024	6,000,000	5,938,072
5.162% (a), 10/31/2024	7,000,000	6,789,148
5.163% (a), 10/31/2024	5,000,000	4,849,362
5.166% (a), 8/29/2024	6,000,000	5,872,611
5.169% (a), 9/12/2024	7,000,000	6,837,430
5.192% (a), 8/29/2024	5,000,000	4,893,313
5.227% (a), 6/6/2024	10,000,000	9,905,492
5.252% (a), 6/6/2024	10,000,000	9,905,033
5.254% (a), 5/28/2024	12,000,000	11,901,533
5.27% (a), 7/9/2024	10,000,000	9,857,069
5.305% (a), 5/23/2024	10,000,000	9,924,419
5.306% (a), 4/30/2024	13,000,000	12,945,199
5.314% (a), 4/2/2024	20,000,000	19,997,088
5.329% (a), 5/30/2024	10,000,000	9,913,860
5.354% (a), 4/18/2024	10,000,000	9,975,062
5.356% (a), 5/2/2024	7,000,000	6,968,155
5.359% (a), 4/23/2024	5,000,000	4,983,850
5.375% (a), 4/25/2024	7,000,000	6,975,262
5.411% (a), 4/11/2024	8,000,000	7,988,141
5.424% (a), 4/18/2024	5,000,000	4,987,368
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.225% (b), 4/30/2024	35,000,000	34,998,462
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.337% (b), 7/31/2024	70,000,000	70,009,988
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.44% (b), 10/31/2024	20,000,000	20,003,249
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.5% (b), 1/31/2025	6,000,000	6,006,052
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.541% (b), 7/31/2025	15,000,000	14,991,972
Total Government & Agency Obligations (Cost $342,794,414)		342,794,414
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Institutional Shares	|	7

	Principal Amount ($)	Value ($)
Repurchase Agreements 43.2%
Barclays Bank PLC, 5.32%, dated 3/28/2024, to be repurchased at $31,118,384 on 4/1/2024 (c)	31,100,000	31,100,000
Citigroup Global Markets, Inc., 5.33%, dated 3/28/2024, to be repurchased at $20,612,200 on 4/1/2024 (d)	20,600,000	20,600,000
JPMorgan Securities, Inc., 5.32%, dated 3/28/2024, to be repurchased at $61,336,235 on 4/1/2024 (e)	61,300,000	61,300,000
Royal Bank of Canada:
5.32%, dated 3/28/2024, to be repurchased at $41,624,590 on 4/1/2024 (f)	41,600,000	41,600,000
5.32%, dated 3/28/2024, to be repurchased at $45,026,600 on 4/1/2024 (g)	45,000,000	45,000,000
Wells Fargo Bank, 5.32%, dated 3/28/2024, to be repurchased at $62,737,063 on 4/1/2024 (h)	62,700,000	62,700,000
Total Repurchase Agreements (Cost $262,300,000)		262,300,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $605,094,414)	99.6	605,094,414
Other Assets and Liabilities, Net	0.4	2,162,800
Net Assets	100.0	607,257,214

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of March 31, 2024.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,825,900	U.S. Treasury Notes	4.0	1/15/2027	31,722,020

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
21,427,600	U.S. Treasury Notes	0.5–4.0	12/15/2025–8/15/2026	21,424,054
The accompanying notes are an integral part of the financial statements.

8	|	DWS Treasury Portfolio — Institutional Shares

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,300	U.S. Treasury Bonds	1.25–6.5	11/15/2026–11/15/2053	13,023
49,400	U.S. Treasury Floating Rate Notes	5.425	7/31/2025	49,795
66,527,600	U.S. Treasury Notes	0.375–5.0	9/15/2024–8/15/2033	62,463,090
102	U.S. Treasury Strips	Zero Coupon	2/15/2026–5/15/2048	93
Total Collateral Value				62,526,001

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,686,000	U.S. Treasury Notes	4.0	7/31/2030	42,450,746
15,100	U.S. Treasury Strips	Zero Coupon	11/15/2027–8/15/2046	6,351
Total Collateral Value				42,457,097

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,019,800	U.S. Treasury Notes	0.375–2.75	2/28/2025–5/15/2031	45,900,040

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,717,737	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2024–1/15/2034	63,954,000

STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Institutional Shares	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$342,794,414	$—	$342,794,414
Repurchase Agreements	—	262,300,000	—	262,300,000
Total	$—	$605,094,414	$—	$605,094,414

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Treasury Portfolio — Institutional Shares

Statement of Assets and Liabilities
as of March 31, 2024

Assets
Investments in securities, valued at amortized cost	$342,794,414
Repurchase agreements, valued at amortized cost	262,300,000
Cash	38,637
Receivable for Fund shares sold	2,742,047
Interest receivable	1,477,894
Other assets	41,490
Total assets	609,394,482
Liabilities
Payable for Fund shares redeemed	203,402
Distributions payable	1,675,453
Accrued Trustees' fees	7,561
Other accrued expenses and payables	250,852
Total liabilities	2,137,268
Net assets, at value	$607,257,214
Net Assets Consist of
Distributable earnings (loss)	(113,040)
Paid-in capital	607,370,254
Net assets, at value	$607,257,214
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($44,789 ÷ 44,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($273,218,532 ÷ 273,247,064 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Investment Class Shares
Net Asset Value, offering and redemption price per share ($225,852,359 ÷ 225,875,959 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS U.S. Treasury Money Fund Class S
Net Asset Value, offering and redemption price per share ($108,141,534 ÷ 108,152,801 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Institutional Shares	|	11

Statement of Operations
for the year ended March 31, 2024

Investment Income
Income:
Interest	$35,677,610
Expenses:
Management fee	337,228
Administration fee	654,223
Services to shareholders	426,886
Distribution and service fees	907,509
Custodian fee	7,053
Professional fees	63,960
Reports to shareholders	59,723
Registration fees	88,648
Trustees' fees and expenses	30,763
Other	91,519
Total expenses before expense reductions	2,667,512
Expense reductions	(654,145)
Total expenses after expense reductions	2,013,367
Net investment income	33,664,243
Net realized gain (loss) from investments	(37,138)
Net increase (decrease) in net assets resulting from operations	$33,627,105
The accompanying notes are an integral part of the financial statements.

12	|	DWS Treasury Portfolio — Institutional Shares

Statements of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$33,664,243	$15,953,899
Net realized gain (loss)	(37,138)	26,529
Net increase (decrease) in net assets resulting from operations	33,627,105	15,980,428
Distributions to shareholders:
Capital Shares	(2,216)	(1,079)
Institutional Shares	(17,033,723)	(9,021,955)
Investment Class Shares	(11,025,446)	(4,459,136)
DWS U.S. Treasury Money Fund Class S	(5,602,832)	(2,471,728)
Total distributions	(33,664,217)	(15,953,898)
Fund share transactions:
Proceeds from shares sold	2,230,263,450	5,414,376,284
Reinvestment of distributions	13,647,592	4,969,725
Payments for shares redeemed	(2,207,949,858)	(5,693,405,440)
Net increase (decrease) in net assets from Fund share transactions	35,961,184	(274,059,431)
Increase (decrease) in net assets	35,924,072	(274,032,901)
Net assets at beginning of period	571,333,142	845,366,043
Net assets at end of period	$607,257,214	$571,333,142

The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Institutional Shares	|	13

Financial Highlights
DWS Treasury Portfolio — Institutional Shares
	Years Ended March 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.051	.026	.000 *	.000 *	.018
Net realized gain (loss)	(.000 )*	.000 *	(.000 )*	.000 *	(.000 )*
Total from investment operations	.051	.026	.000 *	.000 *	.018
Less distributions from:
Net investment income	(.051)	(.026)	(.000 )*	(.000 )*	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.25	2.65	.03	.04	1.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	273	250	525	1,400	1,384
Ratio of expenses before expense reductions (%)	.28	.30	.25	.27	.27
Ratio of expenses after expense reductions (%)	.16	.15	.05	.08	.15
Ratio of net investment income (%)	5.13	2.35	.02	.04	1.80

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Treasury Portfolio — Institutional Shares

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Investors Cash Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open end management investment company organized as a Massachusetts business trust.
DWS Treasury Portfolio (the “Fund” ) is a diversified series of the Trust that offers multiple classes of shares that include Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S. Certain detailed financial information for Capital Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S is provided separately and is available upon request.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at

DWS Treasury Portfolio — Institutional Shares	|	15

amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of March 31, 2024, the Fund held repurchase agreements with a gross value of $262,300,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2024, the Fund had net tax basis capital loss carryforwards of $110,620 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

16	|	DWS Treasury Portfolio — Institutional Shares

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
At March 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,673,034
Capital loss carryforwards	$(110,620)
At March 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $605,094,414.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended March 31,
	2024	2023
Distributions from ordinary income*	$33,664,217	$15,953,898

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Treasury Portfolio — Institutional Shares	|	17

assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.05%.
For the period from April 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.25%.
For the period from April 1, 2023 through September 20, 2023, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.15%.
Effective September 21, 2023 through March 31, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.17%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
The Advisor also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended March 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$55
Institutional Shares	410,690
Investment Class Shares	164,785
DWS U.S. Treasury Money Fund Class S	78,615
$654,145
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2024, the Administration Fee was $654,223, of which $52,390 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder

18	|	DWS Treasury Portfolio — Institutional Shares

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended March 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Capital Shares	$56	$9
Institutional Shares	95,296	18,244
Investment Class Shares	155,900	26,049
DWS U.S. Treasury Money Fund Class S	64,263	10,270
	$315,515	$54,572
In addition, for the year ended March 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Institutional Shares	$14,067
Investment Class Shares	28,120
DWS U.S. Treasury Money Fund Class S	45,048
$87,235
Distribution and Service Fees. Under the Fund’s Investment Class Shares 12b-1 Plan, DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.25% of the average daily net assets of Investment Class Shares. For the year ended March 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Investment Class Shares	$579,288	$45,938
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) at an annual rate of 0.05% of the average daily net assets for the Institutional Shares and 0.07% of the average daily net assets for the Investment Class Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees

DWS Treasury Portfolio — Institutional Shares	|	19

based upon the assets of the shareholder accounts the firms service. For the year ended March 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annual Rate
Institutional Shares	$166,020	$13,253.05%
Investment Class Shares	162,201	12,863.07%
	$328,221	$26,116
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,947, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.

20	|	DWS Treasury Portfolio — Institutional Shares

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,631,039,949	$1,631,039,949	4,910,642,569	$4,910,642,569
Investment Class Shares	532,415,770	532,415,770	466,448,142	466,448,142
DWS U.S. Treasury Money Fund Class S	66,805,431	66,805,431	37,283,139	37,283,139
Account maintenance fees	—	2,300	—	2,434
		$2,230,263,450		$5,414,376,284
Shares issued to shareholders in reinvestment of distributions
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	5,997,461	5,997,461	1,550,580	1,550,580
Investment Class Shares	2,149,126	2,149,126	989,981	989,981
DWS U.S. Treasury Money Fund Class S	5,498,800	5,498,800	2,428,073	2,428,073
		$13,647,592		$4,969,725
Shares redeemed
Institutional Shares	(1,613,353,334)	$(1,613,353,334)	(5,187,982,294)	$(5,187,982,294)
Investment Class Shares	(525,900,672)	(525,900,672)	(474,763,133)	(474,763,133)
DWS U.S. Treasury Money Fund Class S	(68,695,852)	(68,695,852)	(30,660,013)	(30,660,013)
		$(2,207,949,858)		$(5,693,405,440)

DWS Treasury Portfolio — Institutional Shares	|	21

	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	23,684,076	23,684,076	(275,789,145)	(275,789,145)
Investment Class Shares	8,664,224	8,664,224	(7,325,010)	(7,325,010)
DWS U.S. Treasury Money Fund Class S	3,608,379	3,608,379	9,051,199	9,051,199
Account maintenance fees	—	2,300	—	2,434
		$35,961,184		$(274,059,431)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are

22	|	DWS Treasury Portfolio — Institutional Shares

likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

DWS Treasury Portfolio — Institutional Shares	|	23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Investors Cash Trust and Shareholders of DWS Treasury Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Treasury Portfolio (the “Fund” ) (one of the funds constituting Investors Cash Trust) (the “Trust” ), including the investment portfolio, as of March 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Investors Cash Trust) at March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

24	|	DWS Treasury Portfolio — Institutional Shares

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
May 23, 2024

DWS Treasury Portfolio — Institutional Shares	|	25

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Institutional Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

26	|	DWS Treasury Portfolio — Institutional Shares

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Institutional Shares
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,026.43
Expenses Paid per $1,000*	$.86
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,024.15
Expenses Paid per $1,000*	$.86

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Institutional Shares	.17%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

DWS Treasury Portfolio — Institutional Shares	|	27

Other Information (Unaudited)
Regulatory Update —Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

28	|	DWS Treasury Portfolio — Institutional Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Treasury Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Treasury Portfolio — Institutional Shares	|	29

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Institutional Shares) was in the 2nd quartile and 4th quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

30	|	DWS Treasury Portfolio — Institutional Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Capital Shares (4th quartile), Institutional Shares (4th quartile), Investment Class Shares (4th quartile) and DWS U.S. Treasury Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

DWS Treasury Portfolio — Institutional Shares	|	31

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

32	|	DWS Treasury Portfolio — Institutional Shares

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

DWS Treasury Portfolio — Institutional Shares	|	33

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

34	|	DWS Treasury Portfolio — Institutional Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

DWS Treasury Portfolio — Institutional Shares	|	35

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

36	|	DWS Treasury Portfolio — Institutional Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

DWS Treasury Portfolio — Institutional Shares	|	37

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

38	|	DWS Treasury Portfolio — Institutional Shares

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
ICT-2
(R-027153-13 5/24)

March 31, 2024
Annual Report
to Shareholders
Investors Cash Trust
DWS Treasury Portfolio
Investment Class Shares

Contents

3	Portfolio Management Review
6	Portfolio Summary
7	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
25	Information About Your Fund’s Expenses
26	Tax Information
27	Other Information
28	Advisory Agreement Board Considerations and Fee Evaluation
32	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Treasury Portfolio — Investment Class Shares

Portfolio Management Review(Unaudited)
Market Overview and Fund Performance
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended March 31, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of March to three Fed rate cuts in 2024 with the first occurring in June.
Investment Objective
The Fund seeks to provide maximum current income consistent with stability of capital.

DWS Treasury Portfolio — Investment Class Shares	|	3

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of March 31, 2024, yields for one-month, six-month and one-year Treasury bills were 5.49%, 5.38% and 5.03%, respectively, versus 4.74%, 4.94% and 4.64%, respectively, as of March 31, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended March 31, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
Negative Contributors to Fund Performance
As we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
Outlook and Positioning
The Fed appears to be at the end of its latest rate hiking cycle, and the market is pricing in as many as three rate cuts before the end of 2024. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields. Our investment strategy seeks to

4	|	DWS Treasury Portfolio — Investment Class Shares

achieve a competitive yield for shareholders while we also look to maintain a strong liquidity profile under the current market conditions.
Portfolio Performance (as of March 31, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Treasury Portfolio — Investment Class Shares	4.85%*
Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding.
*	The 7-Day Current Yield would have been 4.77% had certain expenses not been reduced.
Please call your financial advisor for the most current yield information.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.

DWS Treasury Portfolio — Investment Class Shares	|	5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	3/31/24	3/31/23
Government & Agency Obligations	57%	39%
Repurchase Agreements	43%	61%
	100%	100%

Weighted Average Maturity	3/31/24	3/31/23
Investors Cash Trust — DWS Treasury Portfolio	28 days	20 days
iMoneyNet Money Fund AverageTM — Treasury & Repo Retail*	35 days	5 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Treasury & Repo Retail — Category includes retail funds that may invest in U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7. A quarterly Fact Sheet is available on dws.com or upon request.

6	|	DWS Treasury Portfolio — Investment Class Shares

Investment Portfolioas of March 31, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.4%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.814% (a), 3/20/2025	600,000	572,063
5.068% (a), 7/11/2024	6,500,000	6,408,845
5.09% (a), 7/25/2024	7,750,000	7,625,720
5.119% (a), 10/31/2024	5,000,000	4,850,649
5.126% (a), 7/5/2024	6,000,000	5,919,947
5.161% (a), 6/13/2024	6,000,000	5,938,072
5.162% (a), 10/31/2024	7,000,000	6,789,148
5.163% (a), 10/31/2024	5,000,000	4,849,362
5.166% (a), 8/29/2024	6,000,000	5,872,611
5.169% (a), 9/12/2024	7,000,000	6,837,430
5.192% (a), 8/29/2024	5,000,000	4,893,313
5.227% (a), 6/6/2024	10,000,000	9,905,492
5.252% (a), 6/6/2024	10,000,000	9,905,033
5.254% (a), 5/28/2024	12,000,000	11,901,533
5.27% (a), 7/9/2024	10,000,000	9,857,069
5.305% (a), 5/23/2024	10,000,000	9,924,419
5.306% (a), 4/30/2024	13,000,000	12,945,199
5.314% (a), 4/2/2024	20,000,000	19,997,088
5.329% (a), 5/30/2024	10,000,000	9,913,860
5.354% (a), 4/18/2024	10,000,000	9,975,062
5.356% (a), 5/2/2024	7,000,000	6,968,155
5.359% (a), 4/23/2024	5,000,000	4,983,850
5.375% (a), 4/25/2024	7,000,000	6,975,262
5.411% (a), 4/11/2024	8,000,000	7,988,141
5.424% (a), 4/18/2024	5,000,000	4,987,368
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.225% (b), 4/30/2024	35,000,000	34,998,462
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.337% (b), 7/31/2024	70,000,000	70,009,988
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.44% (b), 10/31/2024	20,000,000	20,003,249
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.5% (b), 1/31/2025	6,000,000	6,006,052
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.541% (b), 7/31/2025	15,000,000	14,991,972
Total Government & Agency Obligations (Cost $342,794,414)		342,794,414
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Investment Class Shares	|	7

	Principal Amount ($)	Value ($)
Repurchase Agreements 43.2%
Barclays Bank PLC, 5.32%, dated 3/28/2024, to be repurchased at $31,118,384 on 4/1/2024 (c)	31,100,000	31,100,000
Citigroup Global Markets, Inc., 5.33%, dated 3/28/2024, to be repurchased at $20,612,200 on 4/1/2024 (d)	20,600,000	20,600,000
JPMorgan Securities, Inc., 5.32%, dated 3/28/2024, to be repurchased at $61,336,235 on 4/1/2024 (e)	61,300,000	61,300,000
Royal Bank of Canada:
5.32%, dated 3/28/2024, to be repurchased at $41,624,590 on 4/1/2024 (f)	41,600,000	41,600,000
5.32%, dated 3/28/2024, to be repurchased at $45,026,600 on 4/1/2024 (g)	45,000,000	45,000,000
Wells Fargo Bank, 5.32%, dated 3/28/2024, to be repurchased at $62,737,063 on 4/1/2024 (h)	62,700,000	62,700,000
Total Repurchase Agreements (Cost $262,300,000)		262,300,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $605,094,414)	99.6	605,094,414
Other Assets and Liabilities, Net	0.4	2,162,800
Net Assets	100.0	607,257,214

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of March 31, 2024.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,825,900	U.S. Treasury Notes	4.0	1/15/2027	31,722,020

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
21,427,600	U.S. Treasury Notes	0.5–4.0	12/15/2025–8/15/2026	21,424,054
The accompanying notes are an integral part of the financial statements.

8	|	DWS Treasury Portfolio — Investment Class Shares

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,300	U.S. Treasury Bonds	1.25–6.5	11/15/2026–11/15/2053	13,023
49,400	U.S. Treasury Floating Rate Notes	5.425	7/31/2025	49,795
66,527,600	U.S. Treasury Notes	0.375–5.0	9/15/2024–8/15/2033	62,463,090
102	U.S. Treasury Strips	Zero Coupon	2/15/2026–5/15/2048	93
Total Collateral Value				62,526,001

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,686,000	U.S. Treasury Notes	4.0	7/31/2030	42,450,746
15,100	U.S. Treasury Strips	Zero Coupon	11/15/2027–8/15/2046	6,351
Total Collateral Value				42,457,097

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,019,800	U.S. Treasury Notes	0.375–2.75	2/28/2025–5/15/2031	45,900,040

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,717,737	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2024–1/15/2034	63,954,000

STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Investment Class Shares	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$342,794,414	$—	$342,794,414
Repurchase Agreements	—	262,300,000	—	262,300,000
Total	$—	$605,094,414	$—	$605,094,414

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Treasury Portfolio — Investment Class Shares

Statement of Assets and Liabilities
as of March 31, 2024

Assets
Investments in securities, valued at amortized cost	$342,794,414
Repurchase agreements, valued at amortized cost	262,300,000
Cash	38,637
Receivable for Fund shares sold	2,742,047
Interest receivable	1,477,894
Other assets	41,490
Total assets	609,394,482
Liabilities
Payable for Fund shares redeemed	203,402
Distributions payable	1,675,453
Accrued Trustees' fees	7,561
Other accrued expenses and payables	250,852
Total liabilities	2,137,268
Net assets, at value	$607,257,214
Net Assets Consist of
Distributable earnings (loss)	(113,040)
Paid-in capital	607,370,254
Net assets, at value	$607,257,214
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($44,789 ÷ 44,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($273,218,532 ÷ 273,247,064 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Investment Class Shares
Net Asset Value, offering and redemption price per share ($225,852,359 ÷ 225,875,959 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS U.S. Treasury Money Fund Class S
Net Asset Value, offering and redemption price per share ($108,141,534 ÷ 108,152,801 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Investment Class Shares	|	11

Statement of Operations
for the year ended March 31, 2024

Investment Income
Income:
Interest	$35,677,610
Expenses:
Management fee	337,228
Administration fee	654,223
Services to shareholders	426,886
Distribution and service fees	907,509
Custodian fee	7,053
Professional fees	63,960
Reports to shareholders	59,723
Registration fees	88,648
Trustees' fees and expenses	30,763
Other	91,519
Total expenses before expense reductions	2,667,512
Expense reductions	(654,145)
Total expenses after expense reductions	2,013,367
Net investment income	33,664,243
Net realized gain (loss) from investments	(37,138)
Net increase (decrease) in net assets resulting from operations	$33,627,105
The accompanying notes are an integral part of the financial statements.

12	|	DWS Treasury Portfolio — Investment Class Shares

Statements of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$33,664,243	$15,953,899
Net realized gain (loss)	(37,138)	26,529
Net increase (decrease) in net assets resulting from operations	33,627,105	15,980,428
Distributions to shareholders:
Capital Shares	(2,216)	(1,079)
Institutional Shares	(17,033,723)	(9,021,955)
Investment Class Shares	(11,025,446)	(4,459,136)
DWS U.S. Treasury Money Fund Class S	(5,602,832)	(2,471,728)
Total distributions	(33,664,217)	(15,953,898)
Fund share transactions:
Proceeds from shares sold	2,230,263,450	5,414,376,284
Reinvestment of distributions	13,647,592	4,969,725
Payments for shares redeemed	(2,207,949,858)	(5,693,405,440)
Net increase (decrease) in net assets from Fund share transactions	35,961,184	(274,059,431)
Increase (decrease) in net assets	35,924,072	(274,032,901)
Net assets at beginning of period	571,333,142	845,366,043
Net assets at end of period	$607,257,214	$571,333,142

The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio — Investment Class Shares	|	13

Financial Highlights
DWS Treasury Portfolio — Investment Class Shares
	Years Ended March 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.048	.023	.000 *	.000 *	.014
Net realized gain (loss)	(.000 )*	.000 *	(.000 )*	.000 *	(.000 )*
Total from investment operations	.048	.023	.000 *	.000 *	.014
Less distributions from:
Net investment income	(.048)	(.023)	(.000 )*	(.000 )*	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	4.86	2.27	.01	.01	1.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	226	217	225	214	81
Ratio of expenses before expense reductions (%)	.60	.61	.58	.63	.62
Ratio of expenses after expense reductions (%)	.53	.52	.08	.10	.57
Ratio of net investment income (%)	4.76	2.20	.01	.01	1.42

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Treasury Portfolio — Investment Class Shares

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Investors Cash Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open end management investment company organized as a Massachusetts business trust.
DWS Treasury Portfolio (the “Fund” ) is a diversified series of the Trust that offers multiple classes of shares that include Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S. Certain detailed financial information for Capital Shares, Institutional Shares and DWS U.S. Treasury Money Fund Class S is provided separately and is available upon request.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at

DWS Treasury Portfolio — Investment Class Shares	|	15

amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of March 31, 2024, the Fund held repurchase agreements with a gross value of $262,300,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2024, the Fund had net tax basis capital loss carryforwards of $110,620 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

16	|	DWS Treasury Portfolio — Investment Class Shares

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
At March 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,673,034
Capital loss carryforwards	$(110,620)
At March 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $605,094,414.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended March 31,
	2024	2023
Distributions from ordinary income*	$33,664,217	$15,953,898

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Treasury Portfolio — Investment Class Shares	|	17

assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.05%.
The Advisor agreed to voluntarily waive expenses. This voluntary waiver may be changed or terminated at any time without notice.
The Advisor also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended March 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$55
Institutional Shares	410,690
Investment Class Shares	164,785
DWS U.S. Treasury Money Fund Class S	78,615
$654,145
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2024, the Administration Fee was $654,223, of which $52,390 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended March 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Capital Shares	$56	$9
Institutional Shares	95,296	18,244
Investment Class Shares	155,900	26,049
DWS U.S. Treasury Money Fund Class S	64,263	10,270
	$315,515	$54,572
In addition, for the year ended March 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by

18	|	DWS Treasury Portfolio — Investment Class Shares

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Institutional Shares	$14,067
Investment Class Shares	28,120
DWS U.S. Treasury Money Fund Class S	45,048
$87,235
Distribution and Service Fees. Under the Fund’s Investment Class Shares 12b-1 Plan, DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.25% of the average daily net assets of Investment Class Shares. For the year ended March 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Investment Class Shares	$579,288	$45,938
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) at an annual rate of 0.05% of the average daily net assets for the Institutional Shares and 0.07% of the average daily net assets for the Investment Class Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended March 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annual Rate
Institutional Shares	$166,020	$13,253.05%
Investment Class Shares	162,201	12,863.07%
	$328,221	$26,116
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,947, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS Treasury Portfolio — Investment Class Shares	|	19

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,631,039,949	$1,631,039,949	4,910,642,569	$4,910,642,569
Investment Class Shares	532,415,770	532,415,770	466,448,142	466,448,142
DWS U.S. Treasury Money Fund Class S	66,805,431	66,805,431	37,283,139	37,283,139
Account maintenance fees	—	2,300	—	2,434
		$2,230,263,450		$5,414,376,284
Shares issued to shareholders in reinvestment of distributions
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	5,997,461	5,997,461	1,550,580	1,550,580
Investment Class Shares	2,149,126	2,149,126	989,981	989,981
DWS U.S. Treasury Money Fund Class S	5,498,800	5,498,800	2,428,073	2,428,073
		$13,647,592		$4,969,725
Shares redeemed
Institutional Shares	(1,613,353,334)	$(1,613,353,334)	(5,187,982,294)	$(5,187,982,294)
Investment Class Shares	(525,900,672)	(525,900,672)	(474,763,133)	(474,763,133)
DWS U.S. Treasury Money Fund Class S	(68,695,852)	(68,695,852)	(30,660,013)	(30,660,013)
		$(2,207,949,858)		$(5,693,405,440)

20	|	DWS Treasury Portfolio — Investment Class Shares

	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	23,684,076	23,684,076	(275,789,145)	(275,789,145)
Investment Class Shares	8,664,224	8,664,224	(7,325,010)	(7,325,010)
DWS U.S. Treasury Money Fund Class S	3,608,379	3,608,379	9,051,199	9,051,199
Account maintenance fees	—	2,300	—	2,434
		$35,961,184		$(274,059,431)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are

DWS Treasury Portfolio — Investment Class Shares	|	21

likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

22	|	DWS Treasury Portfolio — Investment Class Shares

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Investors Cash Trust and Shareholders of DWS Treasury Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Treasury Portfolio (the “Fund” ) (one of the funds constituting Investors Cash Trust) (the “Trust” ), including the investment portfolio, as of March 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Investors Cash Trust) at March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Treasury Portfolio — Investment Class Shares	|	23

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
May 23, 2024

24	|	DWS Treasury Portfolio — Investment Class Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Investment Class Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Treasury Portfolio — Investment Class Shares	|	25

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Investment Class Shares
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,024.59
Expenses Paid per $1,000*	$2.68
Hypothetical 5% Fund Return	Investment Class Shares
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,022.35
Expenses Paid per $1,000*	$2.68

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Investment Class Shares	.53%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

26	|	DWS Treasury Portfolio — Investment Class Shares

Other Information (Unaudited)
Regulatory Update —Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Treasury Portfolio — Investment Class Shares	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Treasury Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

28	|	DWS Treasury Portfolio — Investment Class Shares

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Institutional Shares) was in the 2nd quartile and 4th quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Treasury Portfolio — Investment Class Shares	|	29

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Capital Shares (4th quartile), Institutional Shares (4th quartile), Investment Class Shares (4th quartile) and DWS U.S. Treasury Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

30	|	DWS Treasury Portfolio — Investment Class Shares

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Treasury Portfolio — Investment Class Shares	|	31

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

32	|	DWS Treasury Portfolio — Investment Class Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS Treasury Portfolio — Investment Class Shares	|	33

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

34	|	DWS Treasury Portfolio — Investment Class Shares

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS Treasury Portfolio — Investment Class Shares	|	35

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

36	|	DWS Treasury Portfolio — Investment Class Shares

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Treasury Portfolio — Investment Class Shares	|	37

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
ICTTF-2
(R-027154-13 5/24)

March 31, 2024
Annual Report
to Shareholders
DWS Treasury Portfolio
DWS U.S. Treasury Money Fund Class S

Contents

3	Portfolio Management Review
6	Portfolio Summary
7	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
25	Information About Your Fund’s Expenses
26	Tax Information
27	Other Information
28	Advisory Agreement Board Considerations and Fee Evaluation
32	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS U.S. Treasury Money Fund Class S

Portfolio Management Review(Unaudited)
Market Overview and Fund Performance
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended March 31, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of March to three Fed rate cuts in 2024 with the first occurring in June.
Investment Objective
The Fund seeks to provide maximum current income consistent with stability of capital.

DWS U.S. Treasury Money Fund Class S	|	3

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of March 31, 2024, yields for one-month, six-month and one-year Treasury bills were 5.49%, 5.38% and 5.03%, respectively, versus 4.74%, 4.94% and 4.64%, respectively, as of March 31, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended March 31, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
Negative Contributors to Fund Performance
As we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
Outlook and Positioning
The Fed appears to be at the end of its latest rate hiking cycle, and the market is pricing in as many as three rate cuts before the end of 2024. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields. Our investment strategy seeks to

4	|	DWS U.S. Treasury Money Fund Class S

achieve a competitive yield for shareholders while we also look to maintain a strong liquidity profile under the current market conditions.
Portfolio Performance (as of March 31, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Treasury Portfolio — DWS U.S. Treasury Money Fund Class S	5.15%*
Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding.
*	The 7-Day Current Yield would have been 5.09% had certain expenses not been reduced.
Please call your financial advisor for the most current yield information.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.

DWS U.S. Treasury Money Fund Class S	|	5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	3/31/24	3/31/23
Government & Agency Obligations	57%	39%
Repurchase Agreements	43%	61%
	100%	100%

Weighted Average Maturity	3/31/24	3/31/23
Investors Cash Trust — DWS Treasury Portfolio	28 days	20 days
iMoneyNet Money Fund AverageTM — Treasury & Repo Retail*	35 days	5 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Treasury & Repo Retail — Category includes retail funds that may invest in U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7. A quarterly Fact Sheet is available on dws.com or upon request.

6	|	DWS U.S. Treasury Money Fund Class S

Investment Portfolioas of March 31, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.4%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.814% (a), 3/20/2025	600,000	572,063
5.068% (a), 7/11/2024	6,500,000	6,408,845
5.09% (a), 7/25/2024	7,750,000	7,625,720
5.119% (a), 10/31/2024	5,000,000	4,850,649
5.126% (a), 7/5/2024	6,000,000	5,919,947
5.161% (a), 6/13/2024	6,000,000	5,938,072
5.162% (a), 10/31/2024	7,000,000	6,789,148
5.163% (a), 10/31/2024	5,000,000	4,849,362
5.166% (a), 8/29/2024	6,000,000	5,872,611
5.169% (a), 9/12/2024	7,000,000	6,837,430
5.192% (a), 8/29/2024	5,000,000	4,893,313
5.227% (a), 6/6/2024	10,000,000	9,905,492
5.252% (a), 6/6/2024	10,000,000	9,905,033
5.254% (a), 5/28/2024	12,000,000	11,901,533
5.27% (a), 7/9/2024	10,000,000	9,857,069
5.305% (a), 5/23/2024	10,000,000	9,924,419
5.306% (a), 4/30/2024	13,000,000	12,945,199
5.314% (a), 4/2/2024	20,000,000	19,997,088
5.329% (a), 5/30/2024	10,000,000	9,913,860
5.354% (a), 4/18/2024	10,000,000	9,975,062
5.356% (a), 5/2/2024	7,000,000	6,968,155
5.359% (a), 4/23/2024	5,000,000	4,983,850
5.375% (a), 4/25/2024	7,000,000	6,975,262
5.411% (a), 4/11/2024	8,000,000	7,988,141
5.424% (a), 4/18/2024	5,000,000	4,987,368
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.225% (b), 4/30/2024	35,000,000	34,998,462
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.337% (b), 7/31/2024	70,000,000	70,009,988
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.44% (b), 10/31/2024	20,000,000	20,003,249
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.5% (b), 1/31/2025	6,000,000	6,006,052
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.541% (b), 7/31/2025	15,000,000	14,991,972
Total Government & Agency Obligations (Cost $342,794,414)		342,794,414
The accompanying notes are an integral part of the financial statements.

DWS U.S. Treasury Money Fund Class S	|	7

	Principal Amount ($)	Value ($)
Repurchase Agreements 43.2%
Barclays Bank PLC, 5.32%, dated 3/28/2024, to be repurchased at $31,118,384 on 4/1/2024 (c)	31,100,000	31,100,000
Citigroup Global Markets, Inc., 5.33%, dated 3/28/2024, to be repurchased at $20,612,200 on 4/1/2024 (d)	20,600,000	20,600,000
JPMorgan Securities, Inc., 5.32%, dated 3/28/2024, to be repurchased at $61,336,235 on 4/1/2024 (e)	61,300,000	61,300,000
Royal Bank of Canada:
5.32%, dated 3/28/2024, to be repurchased at $41,624,590 on 4/1/2024 (f)	41,600,000	41,600,000
5.32%, dated 3/28/2024, to be repurchased at $45,026,600 on 4/1/2024 (g)	45,000,000	45,000,000
Wells Fargo Bank, 5.32%, dated 3/28/2024, to be repurchased at $62,737,063 on 4/1/2024 (h)	62,700,000	62,700,000
Total Repurchase Agreements (Cost $262,300,000)		262,300,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $605,094,414)	99.6	605,094,414
Other Assets and Liabilities, Net	0.4	2,162,800
Net Assets	100.0	607,257,214

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of March 31, 2024.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,825,900	U.S. Treasury Notes	4.0	1/15/2027	31,722,020

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
21,427,600	U.S. Treasury Notes	0.5–4.0	12/15/2025–8/15/2026	21,424,054
The accompanying notes are an integral part of the financial statements.

8	|	DWS U.S. Treasury Money Fund Class S

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,300	U.S. Treasury Bonds	1.25–6.5	11/15/2026–11/15/2053	13,023
49,400	U.S. Treasury Floating Rate Notes	5.425	7/31/2025	49,795
66,527,600	U.S. Treasury Notes	0.375–5.0	9/15/2024–8/15/2033	62,463,090
102	U.S. Treasury Strips	Zero Coupon	2/15/2026–5/15/2048	93
Total Collateral Value				62,526,001

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,686,000	U.S. Treasury Notes	4.0	7/31/2030	42,450,746
15,100	U.S. Treasury Strips	Zero Coupon	11/15/2027–8/15/2046	6,351
Total Collateral Value				42,457,097

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,019,800	U.S. Treasury Notes	0.375–2.75	2/28/2025–5/15/2031	45,900,040

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,717,737	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2024–1/15/2034	63,954,000

STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

DWS U.S. Treasury Money Fund Class S	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$342,794,414	$—	$342,794,414
Repurchase Agreements	—	262,300,000	—	262,300,000
Total	$—	$605,094,414	$—	$605,094,414

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS U.S. Treasury Money Fund Class S

Statement of Assets and Liabilities
as of March 31, 2024

Assets
Investments in securities, valued at amortized cost	$342,794,414
Repurchase agreements, valued at amortized cost	262,300,000
Cash	38,637
Receivable for Fund shares sold	2,742,047
Interest receivable	1,477,894
Other assets	41,490
Total assets	609,394,482
Liabilities
Payable for Fund shares redeemed	203,402
Distributions payable	1,675,453
Accrued Trustees' fees	7,561
Other accrued expenses and payables	250,852
Total liabilities	2,137,268
Net assets, at value	$607,257,214
Net Assets Consist of
Distributable earnings (loss)	(113,040)
Paid-in capital	607,370,254
Net assets, at value	$607,257,214
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($44,789 ÷ 44,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($273,218,532 ÷ 273,247,064 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Investment Class Shares
Net Asset Value, offering and redemption price per share ($225,852,359 ÷ 225,875,959 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS U.S. Treasury Money Fund Class S
Net Asset Value, offering and redemption price per share ($108,141,534 ÷ 108,152,801 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS U.S. Treasury Money Fund Class S	|	11

Statement of Operations
for the year ended March 31, 2024

Investment Income
Income:
Interest	$35,677,610
Expenses:
Management fee	337,228
Administration fee	654,223
Services to shareholders	426,886
Distribution and service fees	907,509
Custodian fee	7,053
Professional fees	63,960
Reports to shareholders	59,723
Registration fees	88,648
Trustees' fees and expenses	30,763
Other	91,519
Total expenses before expense reductions	2,667,512
Expense reductions	(654,145)
Total expenses after expense reductions	2,013,367
Net investment income	33,664,243
Net realized gain (loss) from investments	(37,138)
Net increase (decrease) in net assets resulting from operations	$33,627,105
The accompanying notes are an integral part of the financial statements.

12	|	DWS U.S. Treasury Money Fund Class S

Statements of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$33,664,243	$15,953,899
Net realized gain (loss)	(37,138)	26,529
Net increase (decrease) in net assets resulting from operations	33,627,105	15,980,428
Distributions to shareholders:
Capital Shares	(2,216)	(1,079)
Institutional Shares	(17,033,723)	(9,021,955)
Investment Class Shares	(11,025,446)	(4,459,136)
DWS U.S. Treasury Money Fund Class S	(5,602,832)	(2,471,728)
Total distributions	(33,664,217)	(15,953,898)
Fund share transactions:
Proceeds from shares sold	2,230,263,450	5,414,376,284
Reinvestment of distributions	13,647,592	4,969,725
Payments for shares redeemed	(2,207,949,858)	(5,693,405,440)
Net increase (decrease) in net assets from Fund share transactions	35,961,184	(274,059,431)
Increase (decrease) in net assets	35,924,072	(274,032,901)
Net assets at beginning of period	571,333,142	845,366,043
Net assets at end of period	$607,257,214	$571,333,142

The accompanying notes are an integral part of the financial statements.

DWS U.S. Treasury Money Fund Class S	|	13

Financial Highlights
DWS Treasury Portfolio — DWS U.S. Treasury Money Fund Class S
	Years Ended March 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.051	.025	.000 *	.000 *	.017
Net realized gain (loss)	(.000 )*	.000 *	(.000 )*	.000 *	(.000 )*
Total from investment operations	.051	.025	.000 *	.000 *	.017
Less distributions from:
Net investment income	(.051)	(.025)	(.000 )*	(.000 )*	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.17	2.54	.02	.01	1.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	108	105	95	106	117
Ratio of expenses before expense reductions (%)	.30	.32	.30	.31	.33
Ratio of expenses after expense reductions (%)	.23	.26	.07	.12	.28
Ratio of net investment income (%)	5.06	2.53	.02	.01	1.70

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS U.S. Treasury Money Fund Class S

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Investors Cash Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open end management investment company organized as a Massachusetts business trust.
DWS Treasury Portfolio (the “Fund” ) is a diversified series of the Trust that offers multiple classes of shares that include Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S. Certain detailed financial information for Capital Shares, Institutional Shares and Investment Class Shares is provided separately and is available upon request.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at

DWS U.S. Treasury Money Fund Class S	|	15

amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of March 31, 2024, the Fund held repurchase agreements with a gross value of $262,300,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2024, the Fund had net tax basis capital loss carryforwards of $110,620 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

16	|	DWS U.S. Treasury Money Fund Class S

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
At March 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,673,034
Capital loss carryforwards	$(110,620)
At March 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $605,094,414.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended March 31,
	2024	2023
Distributions from ordinary income*	$33,664,217	$15,953,898

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS U.S. Treasury Money Fund Class S	|	17

assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.05%.
The Advisor agreed to voluntarily waive expenses. This voluntary waiver may be changed or terminated at any time without notice.
The Advisor also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended March 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$55
Institutional Shares	410,690
Investment Class Shares	164,785
DWS U.S. Treasury Money Fund Class S	78,615
$654,145
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2024, the Administration Fee was $654,223, of which $52,390 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended March 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Capital Shares	$56	$9
Institutional Shares	95,296	18,244
Investment Class Shares	155,900	26,049
DWS U.S. Treasury Money Fund Class S	64,263	10,270
	$315,515	$54,572
In addition, for the year ended March 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by

18	|	DWS U.S. Treasury Money Fund Class S

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Institutional Shares	$14,067
Investment Class Shares	28,120
DWS U.S. Treasury Money Fund Class S	45,048
$87,235
Distribution and Service Fees. Under the Fund’s Investment Class Shares 12b-1 Plan, DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.25% of the average daily net assets of Investment Class Shares. For the year ended March 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Investment Class Shares	$579,288	$45,938
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) at an annual rate of 0.05% of the average daily net assets for the Institutional Shares and 0.07% of the average daily net assets for the Investment Class Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended March 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annual Rate
Institutional Shares	$166,020	$13,253.05%
Investment Class Shares	162,201	12,863.07%
	$328,221	$26,116
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,947, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS U.S. Treasury Money Fund Class S	|	19

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,631,039,949	$1,631,039,949	4,910,642,569	$4,910,642,569
Investment Class Shares	532,415,770	532,415,770	466,448,142	466,448,142
DWS U.S. Treasury Money Fund Class S	66,805,431	66,805,431	37,283,139	37,283,139
Account maintenance fees	—	2,300	—	2,434
		$2,230,263,450		$5,414,376,284
Shares issued to shareholders in reinvestment of distributions
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	5,997,461	5,997,461	1,550,580	1,550,580
Investment Class Shares	2,149,126	2,149,126	989,981	989,981
DWS U.S. Treasury Money Fund Class S	5,498,800	5,498,800	2,428,073	2,428,073
		$13,647,592		$4,969,725
Shares redeemed
Institutional Shares	(1,613,353,334)	$(1,613,353,334)	(5,187,982,294)	$(5,187,982,294)
Investment Class Shares	(525,900,672)	(525,900,672)	(474,763,133)	(474,763,133)
DWS U.S. Treasury Money Fund Class S	(68,695,852)	(68,695,852)	(30,660,013)	(30,660,013)
		$(2,207,949,858)		$(5,693,405,440)

20	|	DWS U.S. Treasury Money Fund Class S

	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Capital Shares	2,205	$2,205	1,091	$1,091
Institutional Shares	23,684,076	23,684,076	(275,789,145)	(275,789,145)
Investment Class Shares	8,664,224	8,664,224	(7,325,010)	(7,325,010)
DWS U.S. Treasury Money Fund Class S	3,608,379	3,608,379	9,051,199	9,051,199
Account maintenance fees	—	2,300	—	2,434
		$35,961,184		$(274,059,431)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are

DWS U.S. Treasury Money Fund Class S	|	21

likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

22	|	DWS U.S. Treasury Money Fund Class S

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Investors Cash Trust and Shareholders of DWS Treasury Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Treasury Portfolio (the “Fund” ) (one of the funds constituting Investors Cash Trust) (the “Trust” ), including the investment portfolio, as of March 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Investors Cash Trust) at March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS U.S. Treasury Money Fund Class S	|	23

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
May 23, 2024

24	|	DWS U.S. Treasury Money Fund Class S

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for DWS U.S. Treasury Money Fund Class S;
had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS U.S. Treasury Money Fund Class S	|	25

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	DWS U.S. Treasury Money Fund Class S
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,026.12
Expenses Paid per $1,000*	$1.17
Hypothetical 5% Fund Return	DWS U.S. Treasury Money Fund Class S
Beginning Account Value 10/1/23	$1,000.00
Ending Account Value 3/31/24	$1,023.85
Expenses Paid per $1,000*	$1.16

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
DWS U.S. Treasury Money Fund Class S	.23%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

26	|	DWS U.S. Treasury Money Fund Class S

Other Information (Unaudited)
Regulatory Update —Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS U.S. Treasury Money Fund Class S	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Treasury Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

28	|	DWS U.S. Treasury Money Fund Class S

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Institutional Shares) was in the 2nd quartile and 4th quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS U.S. Treasury Money Fund Class S	|	29

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Capital Shares (4th quartile), Institutional Shares (4th quartile), Investment Class Shares (4th quartile) and DWS U.S. Treasury Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

30	|	DWS U.S. Treasury Money Fund Class S

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS U.S. Treasury Money Fund Class S	|	31

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

32	|	DWS U.S. Treasury Money Fund Class S

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS U.S. Treasury Money Fund Class S	|	33

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

34	|	DWS U.S. Treasury Money Fund Class S

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS U.S. Treasury Money Fund Class S	|	35

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

36	|	DWS U.S. Treasury Money Fund Class S

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS U.S. Treasury Money Fund Class S	|	37

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DUSTMF-2
(R-027156-13 5/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

investors cash trust: DWS Treasury portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended March 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$28,911	$0	$5,969	$0
2023	$28,911	$0	$7,880	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$389,143	$0
2023	$0	$183,212	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$389,143	$0	$395,112
2023	$7,880	$183,212	$0	$191,092

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2024